Tax expenses (Tables)	12 Months Ended
Dec. 31, 2024
Tax expenses [Abstract]
Schedule of tax expenses

	12/31/2024	12/31/2023	12/31/2022
PIS/COFINS	(335,612)	(259,357)	(198,414)
ISSQN	(59,929)	(17,043)	(40,182)
INSS	(18,741)	(13,110)	(5,604)
Others	(62,756)	(37,074)	(4,388)
Total	(477,037)	(326,584)	(248,588)